Employee benefits - Profit sharing program ("PLR") (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employee benefits
Amount of profit sharing program expense charged to cost of goods sold and services rendered and other operating expenses	$ 478	$ 476	$ 316